Events after the reporting period (Details) $ in Thousands		1 Months Ended		12 Months Ended
	Mar. 13, 2025	Oct. 31, 2024 USD ($)	Apr. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from borrowings, classified as financing activities				$ 2,208,375	$ 986,604	$ 1,263,272
Repayments of borrowings, classified as financing activities				$ 2,149,307	$ 689,940	$ 506,504
IHS Holding (2022) Term Loan Facility
Disclosure of non-adjusting events after reporting period [line items]
Notional amount of borrowings drawn down			$ 430,000
Proceeds from borrowings, classified as financing activities			$ 60,000
Repayments of borrowings, classified as financing activities		$ 430,000
Major business combination
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired	100.00%
Number of towers converted from right-of-use assets to property, plant and equipment through business combination	1,567
Number of tower related land assets converted from right-of-use assets to property, plant and equipment through business combination	187